Changes in significant accounting policies	12 Months Ended
Dec. 31, 2021
Changes in significant accounting policies
Changes in significant accounting policies
8 Changes in significant accounting policies

The Group has initially adopted Interest Rate Benchmark Reform Phase 2 – Amendments to IFRS9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 beginning January 1, 2021.

The Group applied the Phase 2 amendments retrospectively. However, in accordance with the exceptions permitted in the Phase 2 amendments, since the Group had no transactions for which the benchmark rate had been replaced with an alternative benchmark rate as of December 31, 2020, there is no impact on opening equity balances as a result of retrospective application.

Specific policies applicable beginning January 1, 2021 for interest rate benchmark reform

The Phase 2 amendments provide practical relief from certain requirements in IFRS Standards. These reliefs relate to modifications of financial instruments and hedging relationships triggered by a replacement of a benchmark interest rate in a contract with a new alternative benchmark rate.

If the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changes as a result of interest rate benchmark reform, then the Group updates the effective interest rate of the financial asset or financial liability to reflect the changes required by the reform. Changes in the basis for determining the contractual cash flows are required by interest rate benchmark reform if the following conditions are met:

•	the change is necessary as a direct consequence of the reform; and
•	the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e. the basis immediately before the change.

If changes are made to a financial asset or financial liability, in addition to changes to the basis for determining the contractual cash flows required under interest rate benchmark reform, then the Group first updates the effective interest rate of the financial asset or financial liability to reflect the change required under interest rate benchmark reform. Subsequently, the Group applies the accounting policies to implement the modifications set out above to the additional changes.

Amendments also provide for an exception to use a revised discount rate that reflects the change in interest rates when remeasuring a lease liability because of a lease modification that is required by an interest rate benchmark reform.

Finally, the Phase 2 amendments provide for a series of temporary exceptions from certain hedge accounting requirements when a change required by interest rate benchmark reform occurs to a hedged item and/or hedging instrument that permits the hedge relationship to be continued without interruption. The Group does not apply hedge accounting.